Fair value measurement (Tables)	3 Months Ended
Jan. 31, 2025
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
202 5	Financial assets
Jan. 31	Cash and deposits with banks	$47,811	$–	$–	$–	$47,811	$47,811	$–
	Securities	73,985	119,295	–	79,761	273,041	272,182	(859)
	Cash collateral on securities borrowed	18,609	–	–	–	18,609	18,609	–
	Securities purchased under resale agreements	62,670	23,473	–	–	86,143	86,143	–
	Loans
	Residential mortgages	282,202	1	–	–	282,203	282,589	386
	Personal	45,463	–	–	–	45,463	45,561	98
	Credit card	19,321	–	–	–	19,321	19,349	28
	Business and government (1)	220,419	613	100	–	221,132	221,290	158
	Derivative instruments	–	38,572	–	–	38,572	38,572	–
	Other assets	24,730	377	–	–	25,107	25,107	–
	Financial liabilities
	Deposits
	Personal	$241,205	$–	$17,461	$–	$258,666	$259,169	$503
	Business and government	421,950	–	21,583	–	443,533	444,552	1,019
	Bank	20,109	–	–	–	20,109	20,109	–
	Secured borrowings	58,715	–	1,153	–	59,868	60,013	145
	Derivative instruments	–	44,902	–	–	44,902	44,902	–
	Obligations related to securities sold short	–	20,778	–	–	20,778	20,778	–
	Cash collateral on securities lent	8,914	–	–	–	8,914	8,914	–
	Obligations related to securities sold under repurchase agreements	113,938	–	13,698	–	127,636	127,636	–
	Other liabilities (1)	20,119	163	3	–	20,285	20,285	–
	Subordinated indebtedness	7,498	–	–	–	7,498	7,733	235
2024	Financial assets
Oct. 31	Cash and deposits with banks	$48,064	$–	$–	$–	$48,064	$48,064	$–
	Securities	71,610	106,042	–	76,693	254,345	253,437	(908)
	Cash collateral on securities borrowed	17,028	–	–	–	17,028	17,028	–
	Securities purchased under resale agreements	58,744	24,977	–	–	83,721	83,721	–
	Loans
	Residential mortgages	280,220	3	–	–	280,223	279,805	(418)
	Personal	45,739	–	–	–	45,739	45,750	11
	Credit card	19,649	–	–	–	19,649	19,682	33
	Business and government (1)	212,460	116	105	–	212,681	212,750	69
	Derivative instruments	–	36,435	–	–	36,435	36,435	–
	Other assets	20,121	364	–	–	20,485	20,485	–
	Financial liabilities
	Deposits
	Personal	$235,593	$–	$17,301	$–	$252,894	$253,378	$484
	Business and government	414,441	–	21,058	–	435,499	436,528	1,029
	Bank	20,009	–	–	–	20,009	20,009	–
	Secured borrowings	55,285	–	1,170	–	56,455	56,588	133
	Derivative instruments	–	40,654	–	–	40,654	40,654	–
	Obligations related to securities sold short	–	21,642	–	–	21,642	21,642	–
	Cash collateral on securities lent	7,997	–	–	–	7,997	7,997	–
	Obligations related to securities sold under repurchase agreements	100,407	–	9,746	–	110,153	110,153	–
	Other liabilities (1)	20,657	158	19	–	20,834	20,834	–
	Subordinated indebtedness	7,465	–	–	–	7,465	7,698	233
(1)	Certain information has been revised to conform to the current period presentation.

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jan. 31, 2025
Debt securities measured at FVTPL
Corporate debt	$–	$–	$(10)	$–	$–	$–	$90	$–	$80
Mortgage- and asset-backed	70	–	(1)	–	–	–	22	(19)	72
Loans measured at FVTPL
Business and government	105	–	1	4	–	–	–	(10)	100
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	(2)	20	9	–	–	304	(9)	962
Derivative instruments
Interest rate	51	–	(23)	–	–	(5)	–	–	23
Foreign exchange	–	–	12	–	–	–	–	–	12
Credit	44	–	5	–	–	–	–	–	49
Equity	6	–	–	–	–	–	–	–	6
Total assets	$916	$(2)	$4	$13	$–	$(5)	$416	$(38)	$1,304
Deposits and other liabilities (4)	$(416)	$5	$(23)	$–	$(3)	$2	$(1)	$57	$(379)
Derivative instruments
Interest rate	(1,028)	–	(310)	–	–	33	–	21	(1,284)
Foreign exchange	(4)	–	4	–	–	–	–	–	–
Credit	(50)	–	(4)	–	–	–	–	–	(54)
Equity	(1)	–	–	–	–	–	–	–	(1)
Total liabilities	$(1,499)	$5	$(333)	$–	$(3)	$35	$(1)	$78	$(1,718)
Oct. 31, 2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	64	–	–	–	–	–	14	(8)	70
Loans measured at FVTPL
Business and government	113	–	1	1	–	–	–	(10)	105
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	623	(1)	7	(3)	–	–	25	(11)	640
Derivative instruments
Interest rate	86	–	(23)	–	–	(12)	–	–	51
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(2)	(1)	–	–	–	1	–	44
Equity	9	–	1	–	–	(4)	–	–	6
Total assets	$941	$(3)	$(15)	$(2)	$–	$(16)	$40	$(29)	$916
Deposits and other liabilities (4)	$(388)	$2	$(52)	$–	$–	$2	$(18)	$38	$(416)
Derivative instruments
Interest rate	(934)	–	(119)	–	–	3	(4)	26	(1,028)
Foreign exchange	(5)	–	(4)	–	–	5	–	–	(4)
Credit	(51)	–	–	–	–	–	–	1	(50)
Equity	(1)	–	–	–	(2)	–	–	2	(1)
Total liabilities	$(1,379)	$2	$(175)	$–	$(2)	$10	$(22)	$67	$(1,499)
Jan. 31, 2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)	–	–	–	49	(50)	147
Loans measured at FVTPL
Business and government	144	–	3	(4)	–	–	–	(12)	131
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	2	(6)	(2)	–	–	30	(25)	586
Derivative instruments
Interest rate	21	–	97	–	–	(1)	–	–	117
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(1)	–	–	–	–	–	–	45
Equity	4	–	–	–	2	(2)	2	(1)	5
Total assets	$953	$1	$91	$(6)	$2	$(3)	$81	$(88)	$1,031
Deposits and other liabilities (4)	$(242)	$9	$(114)	$–	$–	$7	$(77)	$18	$(399)
Derivative instruments
Interest rate	(1,817)	–	569	–	–	311	–	29	(908)
Foreign exchange	–	–	(9)	–	–	–	–	–	(9)
Credit	(52)	1	1	–	–	–	–	–	(50)
Equity	(5)	–	(1)	–	(1)	1	–	–	(6)
Total liabilities	$(2,116)	$10	$446	$–	$(1)	$319	$(77)	$47	$(1,372)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $210 million (October 31, 2024: $211 million; January 31, 2024: $212 million), net bifurcated embedded derivative liabilities of $166 million (October 31, 2024: $186 million; January 31, 2024: $174 million) and other liabilities designated at FVTPL of $3 million (October 31, 2024: $19 million; January 31, 2024: $13 million).

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2025 Jan. 31	2024 Oct. 31	2025 Jan. 31	2024 Oct. 31	2025 Jan. 31	2024 Oct. 31	2025 Jan. 31	2024 Oct. 31
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$4,003	$4,258	$33,588	$32,328	$–	$–	$37,591	$36,586
Corporate debt	–	–	4,092	4,385	80	–	4,172	4,385
Mortgage- and asset-backed	–	–	5,843	4,213	72	70	5,915	4,283
	4,003	4,258	43,523	40,926	152	70	47,678	45,254
Loans measured at FVTPL
Business and government	–	–	613	116	100 (1)	105 (1)	713	221
Residential mortgages	–	–	1	3	–	–	1	3
	–	–	614	119	100	105	714	224
Debt securities measured at FVOCI
Government issued or guaranteed	3,713	2,760	60,755	60,051	–	–	64,468	62,811
Corporate debt	–	–	10,007	9,083	–	–	10,007	9,083
Mortgage- and asset-backed	–	–	4,293	4,127	–	–	4,293	4,127
	3,713	2,760	75,055	73,261	–	–	78,768	76,021
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	70,640	59,904	1,008	916	962	640	72,610	61,460
Securities purchased under resale agreements measured at FVTPL	–	–	23,473	24,977	–	–	23,473	24,977
Other assets	–	–	377	364	–	–	377	364
Derivative instruments
Interest rate	3	2	6,826	6,718	23	51	6,852	6,771
Foreign exchange	–	–	19,128	15,525	12	–	19,140	15,525
Credit	–	–	3	2	49	44	52	46
Equity	5,349	5,821	4,649	5,157	6	6	10,004	10,984
Precious metal and other commodity	50	32	2,474	3,077	–	–	2,524	3,109
	5,402	5,855	33,080	30,479	90	101	38,572	36,435
Total financial assets	$83,758	$72,777	$177,130	$171,042	$1,304	$916	$262,192	$244,735
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(39,984)	$(39,290)	$(379)	$(416)	$(40,363)	$(39,706)
Obligations related to securities sold short	(7,627)	(9,199)	(13,151)	(12,443)	–	–	(20,778)	(21,642)
Obligations related to securities sold under repurchase agreements	–	–	(13,698)	(9,746)	–	–	(13,698)	(9,746)
Derivative instruments
Interest rate	(2)	(2)	(8,406)	(8,236)	(1,284)	(1,028)	(9,692)	(9,266)
Foreign exchange	–	–	(20,553)	(16,065)	–	(4)	(20,553)	(16,069)
Credit	–	–	(8)	(5)	(54)	(50)	(62)	(55)
Equity	(4,379)	(4,712)	(7,174)	(6,404)	(1)	(1)	(11,554)	(11,117)
Precious metal and other commodity	(41)	(39)	(3,000)	(4,108)	–	–	(3,041)	(4,147)
	(4,422)	(4,753)	(39,141)	(34,818)	(1,339)	(1,083)	(44,902)	(40,654)
Total financial liabilities	$(12,049)	$(13,952)	$(105,974)	$(96,297)	$(1,718)	$ (1,499)	$(119,741)	$(111,748)
(1)	Relates to loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $39,610 million (October 31, 2024: $39,008 million), net bifurcated embedded derivative liabilities of $587 million (October 31, 2024: $521 million), other liabilities designated at FVTPL of $3 million (October 31, 2024: $19 million), and other financial liabilities measured at fair value of $163 million (October 31, 2024: $158 million).